Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.129	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.129	☒

(Check appropriate box or boxes)

SECURITY EQUITY FUND

(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(301) 296-5100

Copies To:

Donald C. Cacciapaglia, President 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Secretary 805 King Farm Boulevard Suite 600 Rockville, MD 20850

(Name and address of Agent for Service)

Approximate date of public offering: June 12, 2013

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on June 12, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on _____________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 126 (the “Amendment”) to the Registration Statement of Security Equity Fund (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 22, 2013 for the purpose of registering a new series of the Registrant, Guggenheim Global Enhanced Equity Income Fund (now, Guggenheim Enhanced World Equity Fund). This Post-Effective Amendment No. 129 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating June 12, 2013 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 129 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 129 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 129 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 4th day of June 2013.

SECURITY EQUITY FUND (Registrant)

By:	DONALD C. CACCIAPAGLIAS
Donald C. Cacciapaglia, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 4th day of June 2013.

Jerry B. Farley Director	By:	SECURITY EQUITY FUND AMY J. LEE
Donald A. Chubb, Jr. Director		Amy Amy J. Lee, Secretary and Attorney-In-Fact for the Directors Whose Names Appear Opposite

	By:	NIKOLAOS BONOS
Penny A. Lumpkin Director		Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)

	By:	DONALD C. CACCIAPAGLIA
Harry W. Craig, Jr. Director		Donald C. Cacciapaglia, President and Director

Maynard F. Oliverius Director